Pensions and Other Benefit Plans (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012
Unfunded U.S. retirement plans [Member]
The projected future minimum contributions to the Company's U.S. and international unfunded retirement plans
Projected future contributions, 2013	$ 43
Projected future contributions, 2014	46
Projected future contributions, 2015	49
Projected future contributions, 2016	52
Projected future contributions, 2017	56
Projected future contributions, 2018-2022	354
Unfunded International retirement plans [Member]
The projected future minimum contributions to the Company's U.S. and international unfunded retirement plans
Projected future contributions, 2013	25
Projected future contributions, 2014	20
Projected future contributions, 2015	22
Projected future contributions, 2016	24
Projected future contributions, 2017	24
Projected future contributions, 2018-2022	$ 148